[Federal Life Insurance Company (Mutual) Letterhead]
March 9, 2010
VIA EDGAR
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549-0506

Re:	Federal Life Variable Annuity Account-A
File Nos.: 333-147464; 811-02570
CIK: 0000034867
Rule 30b2-1 Filing
Dear Sir or Madam:
As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Federal Life Variable Annuity Account-A, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the underlying management investment company, Federal Life Trust. This filing constitutes the filing of this report as required by Rule 30b2-1 under the Act.
Pursuant to Rule 30d-1 under the Act, on March 9, 2010, Federal Life Trust filed its annual report on Form N-CSR with the Securities and Exchange Commission (CIK: 0001418969). To the extent necessary, this filing is incorporated herein by reference.
We have also included with this filing the annual report of Federal Life Variable Annuity Account-A, which was mailed to its contract owners on February 26, 2010.

Very truly yours,
/s/ William S. Austin
William S. Austin
President and Chief Operating Officer Federal Life Insurance Company (Mutual)

Federal Life Variable Annuity Account A
Annual Report
December 31, 2009
Annual Report of
Federal Life Variable Annuity Account A
prepared and provided by:
Federal Life Insurance Company (Mutual)
3750 West Deerfield Road
Riverwoods, IL 60015
This report is submitted for the general information of owners of Federal Life Variable Annuity Account A contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.

Federal Life Variable Annuity Account A
Annual Report
December 31, 2009

Federal Life Variable Annuity Account A
Statement of Assets and Liabilities
December 31, 2009

ASSETS
Amounts Due From Funds			$0

Investments at Market Value (Note B)

Vanguard Wellesley Income Fund
34,350.910	admiral class nonqualified shares (cost $1,112,494) @	$49.34	1,694,874

Vanguard Long-Term Corporate Fund
17.046	investor class qualified shares (cost $707) @	$8.92	152
114,580.450	admiral class nonqualified shares (cost $1,028,928) @	$8.92	1,022,058

Vanguard Windsor Fund
43,625.169	admiral class qualified shares (cost $1,572,974) @	$40.20	1,753,732
239,970.471	admiral class nonqualified shares (cost $9,491,837) @	$40.20	9,646,812

Vanguard Wellington Fund
1,750.750	investor class qualified shares (cost $36,498) @	$28.85	50,509
62,616.705	admiral class nonqualified shares (cost $2,478,535) @	$49.82	3,119,564

Vanguard Morgan Growth Fund
1,812.343	admiral class qualified shares (cost $55,906) @	$47.32	85,760
18,439.157	admiral class nonqualified shares (cost $749,992) @	$47.32	872,541

Vanguard Prime Money Market Fund
79,205.740	investor class qualified shares (cost $79,206) @	$1.00	79,206
1,868,778.690	investor class nonqualified shares (cost $1,868,779) @	$1.00	1,868,779

Federal Life Equity Portfolio
748.052	(cost $7,626) @	$10.67	7,979

Federal Life Fixed Income Portfolio
251.750	(cost $2,546) @	$9.94	2,502

TOTAL ASSETS			20,204,468

LIABILITIES

Amounts Due Contract Owners and Participants			0
Accrued Expenses (Note C)			470
Due to Federal Life			72,511

TOTAL LIABILITIES			72,981

NET ASSETS			$20,131,487

See notes to financial statements

Federal Life Variable Annuity Account A
Statement of Assets and Liabilities (continued)
December 31, 2009

NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY
CONTRACT OWNERS

Vanguard Wellesley Income Fund
85,220.219	admiral class nonqualified accumulation units @	$19.823602	$1,689,372

Vanguard Long-Term Corporate Fund
10.197	investor class qualified accumulation units @	$12.477694	127
80,559.354	admiral class nonqualified accumulation units @	$12.681216	1,021,591

Vanguard Windsor Fund
34,474.679	admiral class qualified accumulation units @	$37.566753	1,295,102
	reserve for payout annuity		423,984
366,937.110	admiral class nonqualified accumulation units @	$26.227165	9,623,720
	reserve for payout annuity		6,447

Vanguard Wellington Fund
1,895.109	investor class qualified accumulation units @	$26.616117	50,440
139,892.839	admiral class nonqualified accumulation units @	$22.261951	3,114,288

Vanguard Morgan Growth Fund
3,355.965	admiral class qualified accumulation units @	$25.327288	84,997
46,918.577	admiral class nonqualified accumulation units @	$18.551940	870,431

Vanguard Prime Money Market Fund
16,634.135	investor class qualified accumulation units @	$4.681713	77,876
397,853.524	investor class nonqualified accumulation units @	$4.681713	1,862,636

Federal Life Equity Portfolio
741.469	accumulation units @	$10.756391	7,976

Federal Life Fixed Income Portfolio
250.271	accumulation units @	$9.991010	2,500

TOTAL NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS			$20,131,487

See notes to financial statements

Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets
For the Years Ended December 31, 2009 and December 31, 2008

	Vanguard Wellesley Income Fund
	Investor Class	Investor Class
	Nonqualified	Nonqualified
	2009	2008

Income — Reinvested dividends	$76,023	$81,430

Expense — Mortality and expense	13,575	13,758

Net investment income	62,448	67,672

Net realized and unrealized gain (loss) on investments	156,382	(251,987)

Increase (decrease) in net assets from operations	218,830	(184,315)

Net (redemption) purchase payments (disbursed) received	(166,014)	258,853

Increase in net assets	52,816	74,538

Net Assets:
Beginning of year	1,636,556	1,562,018

End of year	$1,689,372	$1,636,556

	Vanguard Long-Term Corporate Fund
	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Nonqualified	Nonqualified
	2009	2008	2009	2008

Income — Reinvested dividends	$9	$585	$59,942	$56,268

Expense — Mortality and expense	0	81	8,135	7,796

Net investment income	9	504	51,807	48,472

Net realized and unrealized gain (loss) on investments	0	(1,102)	23,536	(34,702)

Increase (decrease) in net assets from operations	9	(598)	75,343	13,770

Net redemption payments disbursed	0	(47,127)	(12,800)	(13,400)

Increase (decrease) in net assets	9	(47,725)	62,543	370

Net Assets:
Beginning of year	118	47,843	959,048	958,678

End of year	$127	$118	$1,021,591	$959,048

See notes to financial statements

Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets (continued)
For the Years Ended December 31, 2009 and December 31, 2008

		Vanguard Windsor Fund
	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Nonqualified	Nonqualified
	2009	2008	2009	2008

Income — Reinvested dividends	$32,831	$67,167	$184,117	$264,591

Expense — Mortality and expense	10,634	21,553	70,859	101,182

Net investment income	22,197	45,614	113,258	163,409

Net realized and unrealized gain (loss) on investments	407,773	(1,596,792)	2,403,900	(6,124,953)

Increase (decrease) in net assets from operations	429,970	(1,551,178)	2,517,158	(5,961,544)

Net redemption payments disbursed	(740,439)	(290,269)	(692,767)	(2,092,746)

(Decrease) increase in net assets	(310,469)	(1,841,447)	1,824,391	(8,054,290)

Net Assets:
Beginning of year	2,029,555	3,871,002	7,805,776	15,860,066

End of year	$1,719,086	$2,029,555	$9,630,167	$7,805,776

	Vanguard Wellington Fund
	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Nonqualified	Nonqualified
	2009	2008	2009	2008

Income — Reinvested dividends	$1,548	$1,735	$97,884	$114,704

Expense — Mortality and expense	376	415	23,284	26,565

Net investment income	1,172	1,320	74,600	88,139

Net realized and unrealized gain (loss) on investments	7,637	(13,724)	453,426	(877,413)

Increase (decrease) in net assets from operations	8,809	(12,404)	528,026	(789,274)

Net (redemption) purchase payments (disbursed) received	0	0	(101,121)	162,033

Increase (decrease) in net assets	8,809	(12,404)	426,905	(627,241)

Net Assets:
Beginning of year	41,631	54,035	2,687,383	3,314,624

End of year	$50,440	$41,631	$3,114,288	$2,687,383

See notes to financial statements

Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets (continued)
For the Years Ended December 31, 2009 and December 31, 2008

	Vanguard Morgan Growth Fund (Note B)
	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Nonqualified	Nonqualified
	2009	2008	2009	2008

Income — Reinvested dividends	$730	$1,376	$7,429	$10,368

Expense — Mortality and expense	630	1,132	6,246	8,621

Net investment income	100	244	1,183	1,747

Net realized and unrealized gain (loss) on investments	21,315	(67,674)	215,121	(511,089)

Increase (decrease) in net assets from operations	21,415	(67,430)	216,304	(509,342)

Net redemption payments disbursed	(29,153)	(2,538)	(49,800)	(54,373)

(Decrease) increase in net assets	(7,738)	(69,968)	166,504	(563,715)

Net Assets:
Beginning of year	92,735	162,703	703,927	1,267,642

End of year	$84,997	$92,735	$870,431	$703,927

	Vanguard Prime Money Market Fund
	Investor Class	Investor Class	Investor Class	Investor Class
	Qualified	Qualified	Nonqualified	Nonqualified
	2009	2008	2009	2008

Income — Reinvested dividends	$431	$3,605	$10,414	$55,995

Expense — Mortality and expense	675	975	16,283	17,294

Net investment (loss) income	(244)	2,630	(5,869)	38,701

(Decrease) increase in net assets from operations	(244)	2,630	(5,869)	38,701

Net redemption payments disbursed	(2,036)	(155,356)	(123,963)	(250,740)

(Decrease) in net assets	(2,280)	(152,726)	(129,832)	(212,039)

Net Assets:
Beginning of year	80,156	232,882	1,992,468	2,204,507

End of year	$77,876	$80,156	$1,862,636	$1,992,468

See notes to financial statements

Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets (continued)
For the Years Ended December 31, 2009 and December 31, 2008

	Federal Life Equity Portfolio
	2009	2008

Income — Reinvested dividends	$71	$0

Expense — Mortality and expense	4	0

Net investment income	67	0

Net realized and unrealized gain on investments	409	0

Increase in net assets from operations	476	0

Net purchase payments received	7,500	0

Increase in net assets	7,976	0

Net Assets:
Beginning of year	0	0

End of year	$7,976	$0

	Federal Life Fixed Income Portfolio
	2009	2008

Income — Reinvested dividends	$15	$0

Expense — Mortality and expense	4	0

Net investment income	11	0

Net realized and unrealized loss on investments	(11)	0

Increase (decrease) in net assets from operations	0	0

Net purchase payments received	2,500	0

Increase in net assets	2,500	0

Net Assets:
Beginning of year	0	0

End of year	$2,500	$0

See notes to financial statements

Federal Life Variable Annuity Account A
Notes to Financial Statements
December 31, 2009
Note A — The Account
Federal Life Variable Annuity Account A (the “Account”) is a separate account of Federal Life Insurance Company (Mutual) (“Federal Life”). The Account is registered as a unit investment trust under the Investment Company Act of 1940.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Federal Life’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Federal Life may conduct.
Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Federal Life and may result in additional amounts being transferred in to the variable annuity account by Federal Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be to Federal Life.
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Note B — Investments
The net asset value of the investment in each mutual fund represents the fair value of the shares. Investment transactions are accounted for on the trade date. Dividends and short-term capital gain distributions are recorded as income on the ex-dividend date, with the distributions being reinvested. Long-term capital gain distributions are recorded on the ex-dividend date as net realized and unrealized gain (loss) by investments, with the distribution being reinvested. Cost represents the average cost of shares purchased, less redemptions.
The cost of purchases and proceeds from sales of investments for the years ended December 31, 2009 and 2008 were as follows:

	2009		2008
	Purchases	Sales	Purchases	Sales
Vanguard Wellesley Income Fund	$30,000	$196,014	$264,353	$5,500
Vanguard Long-Term Corporate Fund	—	12,800	—	60,527
Vanguard Windsor Fund	22,848	1,456,054	—	2,383,015
Vanguard Wellington Fund	22,848	123,969	164,053	2,020
Vanguard Morgan Growth Fund	—	78,953	—	56,911
Vanguard Prime Money Market Fund	—	125,999	480	406,576
Federal Life Equity Portfolio	7,500	—	—	—
Federal Life Fixed Income Portfolio	2,500	—	—	—

	$85,696	$1,993,789	$428,886	$2,914,549

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2009
Note C — Mortality and Expense Assurances
Deductions of .00233% and .00137% per daily valuation period (annual basis of .85% and .50%) of the current value of the Account are made to Federal Life for mortality and expense assurances for the Vanguard Funds and the Federal Life Portfolios, respectively.
Note D — Federal Income Taxes
The operations of the Account form a part of, and are taxed with, the operations of Federal Life, which under the Internal Revenue Code (the Code) is taxed as a “life insurance company.” The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income, or on the realized gain on the Account.

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2009
Note E — Changes in Units Outstanding

	Vanguard Wellesley Income Fund
	Admiral Class	Admiral Class
	Nonqualified	Nonqualified
	2009	2008
Unit value, beginning of year	$17.22	$19.25

Unit value, end of year	$19.82	$17.22

Number of units outstanding, beginning of year	95,064.947	81,153.314

Net contract purchase payments	0.000	0.000

Withdrawals	(5,372.153)	(293.462)

Transfers between Account divisions, net	(4,472.575)	14,205.095

Number of units outstanding, end of year	85,220.219	95,064.947

	Vanguard Long-Term Corporate Fund
	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Nonqualified	Nonqualified
	2009	2008	2009	2008
Unit value, beginning of year	$11.57	$11.41	$11.74	$11.57

Unit value, end of year	$12.48	$11.57	$12.68	$11.74

Number of units outstanding, beginning of year	10.197	4,193.668	81,656.895	82,869.782

Net contract purchase payments	0.000	0.000	0.000	0.000

Withdrawals	0.000	(4,183.471)	(1,097.541)	(1,212.887)

Transfers between Account divisions, net	0.000	0.000	0.000	0.000

Number of units outstanding, end of year	10.197	10.197	80,559.354	81,656.895

	Vanguard Windsor Fund
	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Nonqualified	Nonqualified
	2009	2008	2009	2008
Unit value, beginning of year	$28.09	$48.04	$19.61	$33.54

Unit value, end of year	$37.57	$28.09	$26.23	$19.61

Number of units outstanding, beginning of year	60,136.918	67,693.215	397,803.752	472,562.193

Net contract purchase payments	0.000	0.000	0.000	0.000

Withdrawals	(23,653.946)	(7,556.297)	(7,420.579)	(8,631.505)

Transfers between Account divisions, net	(2,008.293)	0.000	(23,446.063)	(66,126.936)

Number of units outstanding, end of year	34,474.679	60,136.918	366,937.110	397,803.752

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2009
Note E — Changes in Units Outstanding (continued)

	Vanguard Wellington Fund
	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Nonqualified	Nonqualified
	2009	2008	2009	2008
Unit value, beginning of year	$21.97	$28.51	$18.35	$23.80

Unit value, end of year	$26.62	$21.97	$22.26	$18.35

Number of units outstanding, beginning of year	1,895.109	1,895.109	146,439.049	139,266.077

Net contract purchase payments	0.000	0.000	0.000	0.000

Withdrawals	0.000	0.000	(25.064)	(93.456)

Transfers between Account divisions, net	0.000	0.000	(6,521.145)	7,266.429

Number of units outstanding, end of year	1,895.109	1,895.109	139,892.839	146,439.049

	Vanguard Morgan Growth Fund
	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Nonqualified	Nonqualified
	2009	2008	2009	2008
Unit value, beginning of year	$18.74	$32.21	$13.73	$23.60

Unit value, end of year	$25.33	$18.74	$18.55	$13.73

Number of units outstanding, beginning of year	4,948.696	5,050.756	51,282.998	53,722.618

Net contract purchase payments	0.000	0.000	0.000	0.000

Withdrawals	0.000	(102.060)	0.000	(1,556.741)

Transfers between Account divisions, net	(1,592.731)	0.000	(4,364.421)	(882.879)

Number of units outstanding, end of year	3,355.965	4,948.696	46,918.577	51,282.998

	Vanguard Prime Money Market Fund
	Investor Class	Investor Class	Investor Class	Investor Class
	Qualified	Qualified	Nonqualified	Nonqualified
	2009	2008	2009	2008
Unit value, beginning of year	$4.70	$4.61	$4.70	$4.61

Unit value, end of year	$4.68	$4.70	$4.68	$4.70

Number of units outstanding, beginning of year	17,067.455	50,533.611	424,251.085	478,361.193

Net contract purchase payments	0.000	103.683	0.000	0.000

Withdrawals	(433.320)	(71.191)	(13,041.142)	(54,110.108)

Transfers between Account divisions, net	0.000	(33,498.648)	(13,356.419)	0.000

Number of units outstanding, end of year	16,634.135	17,067.455	397,853.524	424,251.085

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2009
Note E — Changes in Units Outstanding (continued)

	Federal Life Equity Portfolio
	2009	2008
Unit value, beginning of year	$0.00	$0.00

Unit value, end of year	$10.76	$0.00

Number of units outstanding, beginning of year	0.000	0.000

Net contract purchase payments	741.469	0.000

Withdrawals	0.000	0.000

Transfers between Account divisions, net	0.000	0.000

Number of units outstanding, end of year	741.469	0.000

	Federal Life Fixed Income Portfolio
	2009	2008
Unit value, beginning of year	$0.00	$0.00

Unit value, end of year	$9.99	$0.00

Number of units outstanding, beginning of year	0.000	0.000

Net contract purchase payments	250.271	0.000

Withdrawals	0.000	0.000

Transfers between Account divisions, net	0.000	0.000

Number of units outstanding, end of year	250.271	0.000

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2009
Note F — Summary of units outstanding, unit values, expenses and total return for each of the five years in the period ended December 31
Vanguard Wellesley Income Fund
Admiral / Investor Class Nonqualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2009	85,220.219	$19.82	$1,689,372	4.67%	0.85%	13.46%
2008	95,064.947	17.22	1,636,556	5.06%	0.85%	-11.46%
2007	81,153.314	19.25	1,562,018	4.27%	0.85%	4.92%
2006	97,462.039	18.36	1,788,980	4.42%	0.85%	9.87%
2005	103,531.357	16.62	1,720,646	4.15%	0.85%	2.78%
Vanguard Long-Term Corporate Fund
Investor Class Qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2009	10.197	$12.48	$127	7.46%	0.85%	7.46%
2008	10.197	11.57	118	3.65%	0.85%	-3.73%
2007	4,193.668	11.41	47,843	8.05%	0.85%	17.04%
2006	10.197	11.08	113	8.23%	0.85%	1.83%
2005	10.197	10.87	111	8.16%	0.85%	4.53%
Vanguard Long-Term Corporate Fund
Admiral / Investor Class Nonqualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2009	80,559.354	$12.68	$1,021,591	5.93%	0.85%	7.72%
2008	81,656.895	11.74	959,048	5.93%	0.85%	1.45%
2007	82,869.782	11.57	958,678	5.88%	0.85%	3.01%
2006	83,850.537	11.23	941,377	5.75%	0.85%	2.03%
2005	98,151.297	11.00	1,079,375	5.03%	0.85%	4.94%

*	Annualized

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2009
Note F — Summary of units outstanding, unit values, expenses and total return for each of the five years in the period ended December 31 (continued)
Vanguard Windsor Fund
Admiral / Investor Class Qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets (1)	Ratio	Net Assets	Return*
2009	34,474.679	$37.57	$1,295,102	1.92%	0.85%	25.13%
2008	60,136.918	28.09	1,689,067	2.23%	0.85%	-51.53%
2007	67,693.215	48.04	3,252,169	2.75%	0.85%	-3.49%
2006	73,134.034	50.04	3,659,295	1.63%	0.85%	17.42%
2005	76,748.606	42.24	3,241,993	2.60%	0.85%	4.17%
Vanguard Windsor Fund
Admiral / Investor Class Nonqualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets (1)	Ratio	Net Assets	Return*
2009	366,937.110	$26.23	$9,623,720	2.17%	0.85%	29.60%
2008	397,803.752	19.61	7,800,499	2.18%	0.85%	-49.18%
2007	472,562.193	33.54	15,850,196	2.60%	0.85%	-3.83%
2006	493,168.983	34.93	17,227,460	1.64%	0.85%	17.19%
2005	483,425.338	29.49	14,256,686	2.60%	0.85%	4.07%
Vanguard Wellington Fund
Investor Class Qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2009	1,895.109	$26.62	$50,440	3.42%	0.85%	19.48%
2008	1,895.109	21.97	41,631	3.55%	0.85%	-25.40%
2007	1,895.109	28.51	54,035	3.47%	0.85%	7.98%
2006	2,325.402	26.54	61,709	3.49%	0.85%	13.17%
2005	2,356.147	23.29	54,864	3.14%	0.85%	5.78%
Vanguard Wellington Fund
Admiral / Investor Class Nonqualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2009	139,892.839	$22.26	$3,114,288	3.47%	0.85%	18.70%
2008	146,439.049	18.35	2,687,383	3.72%	0.85%	-25.63%
2007	139,266.077	23.80	3,314,624	3.64%	0.85%	7.16%
2006	143,112.826	22.13	3,166,993	3.62%	0.85%	13.37%
2005	145,521.414	19.39	2,822,342	3.28%	0.85%	5.95%

*	Annualized

(1)	Does not include payout reserve

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2009
Note F — Summary of units outstanding, unit values, expenses and total return for each of the five years in the period ended December 31 (continued)
Vanguard Morgan Growth Fund
Admiral / Investor Class Qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2009	3,355.965	$25.33	$84,997	0.89%	0.85%	26.02%
2008	4,948.696	18.74	92,735	1.03%	0.85%	-50.35%
2007	5,050.756	32.21	162,703	2.93%	0.85%	9.83%
2006	5,127.394	29.18	149,599	1.45%	0.85%	9.76%
2005	5,431.313	26.43	143,565	0.76%	0.85%	8.09%
Vanguard Morgan Growth Fund
Admiral / Investor Class Nonqualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2009	46,918.577	$18.55	$870,431	0.98%	0.85%	28.42%
2008	51,282.998	13.73	703,927	1.01%	0.85%	-49.74%
2007	53,722.618	23.60	1,267,642	2.93%	0.85%	9.69%
2006	55,453.396	21.37	1,185,120	1.20%	0.85%	9.39%
2005	73,687.927	19.36	1,426,729	0.72%	0.85%	8.16%
Vanguard Prime Money Market Fund
Investor Class Qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2009	16,634.135	$4.68	$77,876	0.54%	0.85%	-0.31%
2008	17,067.455	4.70	80,156	2.75%	0.85%	1.99%
2007	50,533.611	4.61	232,882	5.02%	0.85%	4.18%
2006	51,475.567	4.42	227,427	3.21%	0.85%	2.65%
2005	19,954.511	4.25	84,799	3.07%	0.85%	2.20%
Vanguard Prime Money Market Fund
Investor Class Nonqualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2009	397,853.524	$4.68	$1,862,636	0.54%	0.85%	-0.30%
2008	424,251.085	4.70	1,992,468	2.72%	0.85%	1.87%
2007	478,361.193	4.61	2,204,507	5.06%	0.85%	4.21%
2006	454,196.329	4.42	2,006,711	4.56%	0.85%	3.74%
2005	572,891.064	4.25	2,434,570	2.84%	0.85%	2.02%

*	Annualized

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2009
Note F — Summary of units outstanding, unit values, expenses and total return for each of the five years in the period ended December 31 (continued)
Federal Life Equity Portfolio

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2009	741.469	$10.756	$7,976	5.33%	0.50%	7.65%
Federal Life Fixed Income Portfolio

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2009	250.271	$9.991	$2,500	3.36%	0.50%	0.00%

*	Annualized

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2009
Note G — Fair Value Measurements
Generally accepted accounting principles in the United States of America (GAAPUSA)defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal or, in the absence of a principal market, the most advantageous market accessible to the reporting entity at the measurement date. Under GAAPUSA, the principal market is the market in which the reporting entity would sell the asset or transfer the liability with the greatest volume and level of activity. The most advantageous market, which may be a hypothetical market, is the market in which the reporting entity would sell the asset or transfer the liability with the price that maximizes the amount that would be received for the asset or minimizes the amount that would be paid to transfer the liability, considering transaction costs in the respective market.
GAAPUSA describes three approaches to measuring fair value: the market approach, the income approach and the cost approach. Each approach includes multiple valuation techniques. The standard does not prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that prioritizes the inputs used in applying the various techniques based on the degree to which such inputs are observable to market participants. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk.
The Fund’s investments are classified in one of the following three categories based upon the inputs used to determine their respective fair values.
Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 — Observable market-based inputs or unobservable inputs that are corroborated by market data.These inputs may include quoted prices in a market that is not active.
Level 3 — Unobservable inputs that cannot be corroborated by market data. These inputs reflect management’s best estimate of fair value using its own assumptions about the assumptions a market participant would use in pricing the asset or liability.
When the inputs used to value an investment fall into more than one level, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s fair value measurement. Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and is dependent on factors specific to the investment.
The fair value of the Account’s marketable equity securities within the funds is based on readily available quoted market prices. To measure the fair value of investment securities (which consist primarily of bonds), we maximized the use of observable inputs and minimized the use of unobservable inputs. Whenever available, we obtained quoted prices in active markets for identical assets at the balance sheet date to measure investment securities at fair value. We generally obtained market price data from exchange or dealer markets.

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2009
Note G — Fair Value Measurements (continued)
The following table presents information about the Account’s assets measured at fair value on a recurring basis as of December 31, 2009 and indicates the fair value hierarchy of the valuation techniques utilized by the Account to determine such fair value:

		Fair Value Measurements
		Level 1	Level 2	Level 3	Total
Assets:
Vanguard Wellesley Income Fund	Admiral class nonqualified	$1,694,874	$—	$—	$1,694,874
Vanguard Long-Term Corporate Fund	Investor class qualified	152	—	—	152
Vanguard Long-Term Corporate Fund	Admiral class nonqualified	1,022,058	—	—	1,022,058
Vanguard Windsor Fund	Admiral class qualified	1,753,732	—	—	1,753,732
Vanguard Windsor Fund	Admiral class nonqualified	9,646,812	—	—	9,646,812
Vanguard Wellington Fund	Investor class qualified	50,509	—	—	50,509
Vanguard Wellington Fund	Admiral class nonqualified	3,119,564	—	—	3,119,564
Vanguard Morgan Growth Fund	Admiral class qualified	85,760	—	—	85,760
Vanguard Morgan Growth Fund	Admiral class nonqualified	872,541	—	—	872,541
Vanguard Prime Money Market Fund	Investor class qualified	79,206	—	—	79,206
Vanguard Prime Money Market Fund	Investor class nonqualified	1,868,779	—	—	1,868,779
Federal Life Equity Portfolio		7,979	—	—	7,979
Federal Life Fixed Income Portfolio		2,502	—	—	2,502

Total Assets		$20,204,468	$—	$—	$20,204,468

Report of Independent Registered Public Accounting Firm
To the Contract Owners and Board of Directors of
Federal Life Variable Annuity Account A
We have audited the accompanying statement of assets and liabilities of Federal Life Variable Annuity Account A (“the Account” comprising, respectively, Vanguard Wellesley Income Fund, Vanguard Long-Term Corporate Fund, Vanguard Windsor Fund, Vanguard Wellington Fund, Vanguard Morgan Growth Fund, Vanguard Prime Money Market Fund, Federal Life Equity Portfolio and the Federal Life Fixed Income Portfolio) as of December 31, 2009, and the related statements of operations and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2005 were audited by other auditors whose report, dated February 7, 2006, expressed an unqualified opinion on such financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Federal Life Variable Annuity Account A as of December 31, 2009, and the results of their operations and changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Blackman Kallick, LLP
Chicago, Illinois
February 22, 2010

Report of Independent Registered Public Accounting Firm
on Internal Control Required by SEC under Form N-SAR
Board of Directors
Federal Life Variable Annuity Account A
(A Wholly Owned Subsidiary of Federal Life Insurance Company) (Mutual)
In planning and performing our audit of the financial statements of Federal Life Variable Annuity Account A (the Account), a wholly owned subsidiary of Federal Life Insurance Company (Mutual), as of and for the year ended December 31, 2009, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Account’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Account is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (GAAPUSA). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAPUSA, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Account’s annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Account’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Account’s internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of December 31, 2009.
This report is intended solely for the information and use of management and the Board of Directors of Federal Life Variable Annuity Account A and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
Blackman Kallick, LLP
Chicago, Illinois
February 22, 2010